Employee Stock Incentive Plans - Summary of options under RSU and ADS granted by the company (Detail) - shares		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Restricted stock units option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	[1]	5,513,469	5,237,166	2,756,820
Restricted Stock Units (RSU) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	[1]	3,498,476	3,344,668	2,756,820
Performance based restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	[1]	2,014,993	1,892,498	0
ADS RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	[1]	9,707,235	8,886,979	8,440,980
Performance based ADS [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	[1]	5,323,067	5,659,164	0
American depositary shares option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	[1]	15,030,302	14,546,143	8,440,980

[1]	Numbers in above table are not given effect of bonus shares issued during the year ended March 31, 2025.